Mobile Financial Services activities - Maturities of financial assets - Tabular disclosure (Details) - Orange Bank Operating Segment Member - Operating segments [member] € in Millions	Dec. 31, 2023 EUR (€)
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	€ 3,542
Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	1,609
Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	1,054
Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	879
Investments securities [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	3
Investments securities [member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	3
Debt securities [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	32
Debt securities [member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	32
IFRS Fixed Income Securities [Member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	225
IFRS Fixed Income Securities [Member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	18
IFRS Fixed Income Securities [Member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	86
IFRS Fixed Income Securities [Member] | Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	120
Loans and advances to customers [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	2,394
Loans and advances to customers [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	778
Loans and advances to customers [member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	928
Loans and advances to customers [member] | Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	688
Loans and advances to credit institutions [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	778
Loans and advances to credit institutions [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	778
Other financial assets and derivatives [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	109
Other financial assets and derivatives [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	35
Other financial assets and derivatives [member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	4
Other financial assets and derivatives [member] | Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	€ 70